Tax Status	3 Months Ended
Dec. 31, 2025
Savings and Investment Plan
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan Sponsor adopted an individually designed plan for which the Plan Sponsor received a favorable opinion letter, dated May 2, 2016, from the Treasury Department of Puerto Rico. Accordingly, the Plan is exempt from United States income taxes under Section 1022(i)(1) of ERISA and from Puerto Rico income taxes under Sections 1081(a) and (d) of the Puerto Rico IRC.

U.S. GAAP requires the Plan administrator to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Puerto Rico Treasury Department. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.